Deposits and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deposits and Other Current Assets [Abstract]
Schedule of deposits and other current assets

Deposits and other current assets consist of the following:

Deposits:	March 31, 2022	December 31, 2021
Deposits for research and development, prototype parts, and other	$47,259	$54,990
Deposits for “Future Work”	8,380	8,380
Total deposits	$55,639	$63,370

Other current assets:
Prepaid expenses	$6,010	$11,119
Other current assets	2,598	2,291
Total other current assets	$8,608	$13,410

	2021	2020
Deposits
Deposits for research and development, prototype parts and other	$54,990	$6,412
Deposits for Future Work	8,380	—
Total deposits	$63,370	$6,412

Other current assets
Prepaid expenses	$11,119	$762
Other current assets	2,291	3,364
Notes receivable	—	40
Due from affiliate	—	2,034
Total other current assets	$13,410	$6,200